UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
Pre-Effective Amendment No.                                   |_|
Post-Effective Amendment No.   35                             |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           |X|


                              Unified Series Trust
               (Exact Name of Registrant as Specified In Charter)

                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (317) 917-7000

                               Anthony J. Ghoston
                                    President
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

                     (Name and Address of Agent for Service)

                                   Copies to:

                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101
                                 (314) 552-6295

                  Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective:
   |X| immediately upon filing pursuant to paragraph (b)
    _ on (date) pursuant to paragraph (b)
    _ 60 days after filing pursuant to paragraph (a)(1)
    _ on (date) pursuant to paragraph (a)(1)
    _ 75 days after filing pursuant to paragraph (a)(2)
    _ on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate check this box:
    _ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           Leader Short-Term Bond Fund

                                   PROSPECTUS


                                   May 6, 2005







121 SW Morrison St., Suite 425
Portland, OR  97204
(800) 269-8810
www.leadercapital.com



























     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                          PAGE

RISK/RETURN SUMMARY............................................................3

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................7

HOW TO BUY SHARES..............................................................7

HOW TO REDEEM SHARES..........................................................12

DETERMINATION OF NET ASSET VALUE..............................................14

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................14

MANAGEMENT OF THE FUND........................................................16

PRIVACY POLICY................................................................17

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

Investment Objective

     The primary investment objective of the Leader Short-Term Bond Fund (the "Fund") is to deliver a high level of current income, with a secondary objective of capital appreciation.

Principal Strategies

     The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities. The Fund's advisor, Leader Capital Corporation, will seek to manage volatility by investing in short-term bonds, which decreases credit and interest rate risk. The Fund invests primarily in a broad range of short- and intermediate-term, lower quality, high yield bonds of corporate issuers. Fixed income securities in which the Fund may invest include foreign and domestic bonds, notes, corporate debt, government securities, and municipal securities. The Fund's average effective maturity will normally be three years or less. The Fund also may hold cash or cash equivalents and it may engage in repurchase agreements. The Fund's advisor utilizes a fundamental top-down analysis. The advisor analyzes the economy, interest rate cycles, the supply and demand for credit, and the characteristics of individual securities in making investment selections. The advisor utilizes an active trading strategy.

     Under normal circumstances, the Fund will invest at least 80% of its assets in short-term fixed income securities. This policy may not be changed without at least 60 days advance notice to shareholders in writing. The Fund may invest up to 100% of its assets in lower quality, high yield bonds rated BB to C by S&P's Ratings Group. The Fund also may invest in bonds with the potential for capital appreciation by purchasing these bonds at a larger discount from par value. The Fund may invest up to 20% of its assets, as determined at the time of investment, in foreign fixed income securities, including American Depositary Receipts ("ADRs"). The Fund may use options for hedging purposes only, to manage the Fund's portfolio for investment risk or for liquidity. The Fund may invest up to 20% of its assets in cash, cash equivalents or fixed income securities including high quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government, auction rate securities ("ARS") and money market investments. ARS are long-term, variable rate bonds tied to short-term interest rates, whose rates are reset at short-term intervals. ARS are priced and traded as short-term instruments because of this interest rate reset and, as a result, the advisor considers investing in ARS to be a cash management technique. By keeping some cash or cash equivalents, the Fund may be able to avoid realizing gains and losses from selling investments when there are shareholder redemptions. However, the Fund may have difficulty meeting its investment objective when holding a significant cash position.

     The advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields.

Principal Risks of Investing in the Fund

     o Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases.
     o Credit Risk. The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. Credit risks associated with ARS mirror those of other bond issues in terms of default risk associated with the issuers. Because ARS do not carry a put feature allowing the bondholder to require the purchase of the bonds by the issuer or a third party, they are very sensitive to changes in credit ratings and normally require the highest ratings (e.g. AAA/Aaa) to make them marketable.
     o High Yield Bond Risk. Lower-quality bonds, known as high yield bonds or junk bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund's share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the Fund's share price. o Management Risk. The strategy used by the advisor may fail to produce the intended results.
     o Active Trading Risk. The advisor's active trading strategy may increase the Fund's costs and reduce the Fund's performance.
     o Foreign Risk. Foreign investments involve additional risks, including currency rate fluctuations, political and economic instability, differences in financial reporting standards, and less strict regulation of securities markets. Securities subject to these risks may be less liquid than those that are not subject to these risks.
     o Derivatives Risk. When writing put and call options, the Fund is exposed to declines in the value of the underlying asset against which the option was written. To the extent required, the Fund will cover the financial exposure created by writing put and call options either by purchasing or selling offsetting options or futures or designating liquid assets to cover such financial exposure. When purchasing options, the Fund is exposed to the potential loss of the option purchase price. Derivatives may be illiquid and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy and using them could lower the Fund's return.
     o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
     o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund right for you?

      The Fund may be suitable for:

     o Long-term investors seeking a fund with a total return strategy
     o Investors willing to accept price and return fluctuations associated with lower quality investments
     o Investors seeking to diversify their holdings with a portfolio consisting primarily of short-term fixed income securities
     o Investors seeking to reduce their portfolio's interest rate risk.

General

     The investment objective of the Fund may be changed without shareholder approval.

     From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in cash, short-term U.S. government securities, money market instruments, ARS, investment grade fixed income securities,  or  repurchase  agreements.  The  Fund  may  also  invest  in  such
instruments  at  any  time  to  maintain   liquidity  or  pending  selection  of
investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

     A security's credit quality rating is determined at the time of investment through credit research and analysis and, where available, on credit ratings of nationally recognized statistical rating organizations ("NRSROs"). When the advisor determines whether a security is in a specific rating category, the lowest rating may be used. If a security is not rated by an NRSRO, the advisor uses internal credit research and analysis to rate the security. Investments in lower-quality securities, particularly those that are not rated, depend more on the advisor's internal analysis than higher quality securities.

     The Fund may invest in lower quality securities that are downgraded after the Fund's investment. Lower quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, obligor or guarantor. Also, lower quality securities are less liquid, meaning they may be harder to sell than comparable securities of higher quality because the demand for them may be lower and there may be fewer potential buyers, and they have a higher risk of becoming illiquid. This lack of liquidity may lower the value of these investments, and your investment in the Fund.

How has the Fund performed in the past?


     The Fund recently commenced operations and, as a result, has no prior performance history. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the advisor's high yield composite and by comparing its performance with a broad measure of market performance. The performance shown is the performance of all the advisor's fully discretionary private accounts over $10,000 managed using the same investment strategies that the advisor will use to manage the Fund. The exclusion of accounts below this minimum amount would not make the composite performance shown materially misleading. Accounts included in the composite have substantially similar investment objectives, policies and strategies to those of the Fund. These returns are compared to indices that are broad measures of market performance. The returns are calculated by the advisor based on total return, including gains or losses plus income, after deducting all costs and management fees incurred by the accounts, and include reinvested dividends. The expenses of the advisor's private accounts are lower than the expenses for the Fund and, as a result, the performance shown would be lower if the private accounts were subject to the higher expenses of the Fund. The advisor has calculated this performance using a calculation other than the standard SEC calculation required for mutual funds. The private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, and, if applicable, such limitations, requirements, and restrictions might have adversely effected the performance results of the composite. Past performance of this composite is not necessarily indicative of the Fund's future results.

                        Year-by-Year Annual Total Return
                     Of Advisor's Short-Term Bond Composite
                 (For the years ended December 31, 2001 to 2004)

                                [GRAPHIC OMITTED]
           2001 - 39.84%, 2002 - 7.03%, 2003 - 16.85%, 2004 - 16.92%


     During the period shown, the highest return for a quarter was 20.73% (2nd quarter, 2001); and the lowest return was -5.93% (2nd quarter, 2002).



                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2004

================================================ ================ ================== =========================
                                                   Past 1 Year       Past 3 Years        Since Inception
                                                                                        (November 2, 2000)
------------------------------------------------  ---------------- ------------------ -------------------------

       Leader Short-Term Bond Composite              16.92%            13.53%                 18.50%
------------------------------------------------ ---------------- ------------------ -------------------------
 Lehman Brothers 1-3 Year Government/Corporate        1.46%             3.90%                 5.83%
                  Bond Index1
------------------------------------------------ ---------------- ------------------ -------------------------
                S&P 500 Index1                        2.06%             3.57%                 -2.36%
------------------------------------------------ ---------------- ------------------ -------------------------


1 The Lehman Brothers 1-3 Year Government/Corporate Bond Index and the S&P 500 Index are both widely recognized unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases...........................3.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends ................NONE
Maximum Deferred Sales Charge (Load)1......................................1.00%
Redemption Fee2............................................................0.75%
Exchange Fee................................................................NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees............................................................1.10%
Distribution (12b-1) Fees..................................................0.25%
Other Expenses3............................................................0.59%
Total Annual Fund Operating Expenses (Before Waiver) ......................1.94%
Fee Waiver4................................................................0.29%
Net Expenses...............................................................1.65%

1 A deferred sales charge of 1.00% is assessed against shares that are purchased without an initial sales charge and with respect to which the Fund paid a dealer concession fee, if such shares are redeemed within 1 year of purchase.
2 If you redeem your shares within 14 days of purchase you will be charged a 0.75% redemption fee. However, if you redeem your shares after the 14-day period there is no redemption fee. Exceptions may be granted to shareholders at the discretion of the Fund's advisor due to an investor's change in circumstances, but no exceptions will be made for market-timers. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.
3 Based on estimated amounts for the initial fiscal year.
4 The advisor contractually has agreed to waive its fee and reimburse the Fund's expenses so that its total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.40% of the average daily net assets of the Fund, through April 30, 2007. The Fund's net expenses are calculated as 1.65% based on the advisor's agreement to cap expenses at 1.40% plus the 12b-1 fee of 0.25%.


Example:

     Based on the costs above, this example helps you compare the expenses of the Fund's shares to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 Year                   3 Years

                     $512                    $911


                                HOW TO BUY SHARES

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

     The minimum initial investment in the Fund is $2,500 and minimum subsequent investments are $100. The advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums may apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

          By Mail - To be in proper form, your initial purchase request must include:

o        a completed and signed investment application form; and
o        a check (subject to the minimum amounts) made payable to the Fund.

Mail the application and check to:

U.S. Mail: Leader Short-Term Bond Fund      Overnight: Leader Short-Term Bond Fund
           c/o Unified Fund Services, Inc.             c/o Unified Fund Services, Inc.
           P.O. Box 6110                               431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110            Indianapolis, Indiana 46204


     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at 1-800-711-9164 to obtain instructions on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

      Huntington National Bank
      ABA #0440-0002-4
      Attn:  Leader Short-Term Bond Fund
      Account Name ________________(write in shareholder name)
      For the Account # ______________(write in account number)
      D.D.A.#01892343835


     You must provide a signed application to Unified Fund Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

      -your name

      -the name of your account(s)
      -your account number(s)
      -a check made payable to Leader Short-Term Bond Fund

Checks should be sent to the Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this prospectus. A bank wire should be sent as outlined under the heading "How to Buy Shares - By Wire" in this prospectus.

Automatic Investment Plan

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Sales Charge

     Shares of the Fund are subject to an initial sales charge of up to 3.50%. The payment of an initial sales charge means that a portion of your initial investment goes toward the sales charge. Reduction and waivers of the sales charge are available in certain circumstances. The actual sales charge imposed varies depending on the amount of investment as follows:

                                                          Sales Charge as a % of

                                                          Offering    Net Amount
                                                           Price        Invested

        Less than $100,000                                  3.50          3.62
        $100,000 but less than $250,000                     2.50          2.56
        $250,000 but less than $500,000                     1.50          1.52
        $500,000 or more                                    -0-            -0-

     No sales charge will be imposed on purchases of $500,000 or more, or on purchases made through certain intermediaries. Although the investor does not pay an initial sales charge on such purchases, the distributor may pay to your dealer of record a concession fee of up to 1.00% of the purchase amount. A contingent deferred sales charge ("CDSC") of 1.00% will be imposed on any such shares purchased without an initial sales charge and with respect to which a dealer concession fee is paid by the Fund that are redeemed within one year of purchase. No sales charges are imposed on increases in net asset value above the initial purchase price. In addition, no sales charges are imposed on shares derived from automatic reinvestment of dividends or capital gains distribution.

Sales Charge Reduction and Waiver

         Breakpoint Discounts

     As the sales charge table above shows, the larger your investment in the Fund's shares, the lower your initial sales charge imposed on the purchase. Each investment threshold that qualifies for a lower sales charge is known as a "breakpoint." You may be able to qualify for a breakpoint on the basis of a single purchase, or by aggregating the amounts of more than one purchase in the following ways:

     Letter of Intent. A letter of intent ("LOI") allows you to qualify for a breakpoint discount with respect to a current purchase, based on the total amount of purchases you intend to make in the near future. You can sign an LOI, in which you agree to invest a certain amount (your goal) in the Fund over a 6-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal (but you will not be entitled to a rebate of any sales charge paid on those purchases). Your goal must be at least $100,000, and, if you do not meet your goal within the 6-month period, the higher sales charge will be deducted from your account.

     Rights of Accumulation. A right of accumulation allows you to qualify for a breakpoint with respect to a current purchase based on the total value of your previous purchases in the past 6 months. For example, if your account value from shares of the Fund purchased in the previous 6 months is $90,000 and you wish to invest an additional $20,000 in the Fund, you can invest that $20,000 in shares and pay the reduced sales charge rate normally applicable to a $100,000 investment. The Fund may terminate or change this privilege at any time upon written notice.

     Combine With Family Members and Related Entities. You can also count towards the amount of your investment, all investments in the Fund made in the previous 6 months by your spouse and your children under age 21 ("Family Members"), including their Rights of Accumulation and goals under an LOI. You can also count the amount of all investments in the Fund under a single trust agreement with multiple beneficiaries, of which you are one, or a qualified retirement or employee plan of a single employer, of which you are a participant.

YOUR RESPONSIBILITY: To receive the reduced sales charge, you must tell your financial advisor or the Fund's transfer agent about any eligible amounts under rights of accumulation or an LOI that you and your Family Members have at the time of your initial or subsequent purchase. For example, if an initial investment that was less than $500,000 grows to over $500,000, you must tell us that you qualify to purchase shares without an initial sales charge when you make a subsequent investment. IF YOU DO NOT LET YOUR FINANCIAL ADVISOR OR THE FUND'S TRANSFER AGENT KNOW OF ALL OF THE HOLDINGS OR PLANNED PURCHASES THAT MAKE YOU ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. You may be required to provide verification of holdings (such as copies of documents that reflect the original purchase cost of your other holdings) that qualify you for a sales charge reduction.

         Purchases at Net Asset Value

     Purchases of shares in an amount of $500,000 or more are not subject to a initial sales charge, but may be subject to a CDSC of 1.00% if such shares are redeemed within one year of purchase (see below). In addition, purchases of shares in an amount less than $500,000 may be eligible for a waiver of the sales charge in the following circumstances:

     . purchases by affiliates of the Fund, such as the advisor and its employees, and all such persons' immediate relatives (spouse, parents, siblings, children--including in-law relationships) and beneficial accounts;

     . purchases made through certain intermediaries including, but not limited to, the following: National Financial Services LLC NTF (Fidelity), National

     Investor Services Corp. NTF (TD Waterhouse),  Charles Schwab OneSource NTF,
     U.S.  Clearing  Corp.,  E-Trade,  Scottrade,  Investmart,   Ameritrade  and
     Pershing;

     . purchases made through certain financial intermediaries including banks, trust companies, broker- dealers, credit unions and financial advisors that enter into selling arrangements with the Fund's distributor;

     . purchases by employees and registered representatives of broker-dealers that have selling arrangements with the Fund's distributor; directors, officers and employees of other financial institutions that are party to agency agreements with the Fund's distributor, and all such persons' immediate relatives and beneficial accounts; and

     . purchases by investors who participate in certain wrap fee investment programs or certain retirement programs sponsored by broker dealers or other service organizations that have entered into service agreements to provide services to Fund shareholders. Such programs generally have other fees and expenses, so you should read any materials provided by that organization.

     In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. The Fund's distributor receives the entire amount of any CDSC you pay. See the SAI for additional information about the CDSC.

     Information regarding the Fund's sales charge is available, free of charge, at www.leadercapital.com.

Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Distribution Plan

     The Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under this plan, the Fund may pay a fee of up to 0.25% of its average daily net assets to the advisor or certain broker-dealers, investment advisors, banks or other financial institutions to help defray the cost of servicing Fund shareholders. Because these fees are an ongoing expense, over time they reduce the net investment results of a Fund and may cost you more than paying other types of sales charges.

Other Purchase Information

     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent will not accept third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks. Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp.

     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:        Leader Short-Term Bond Fund               Overnight: Leader Short-Term Bond Fund
                  c/o Unified Fund Services, Inc.                      c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                        431 North Pennsylvania Street
                  Indianapolis, Indiana 46206-6110                     Indianapolis, Indiana 46204


     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-711-9164 if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

     By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at 1-800-711-9164. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


     Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at 1-800-711-9164. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.


     Prohibition on Market Timing. The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a redemption policy to discourage short-term traders and/or market timers from investing in the Fund. A 0.75% short-term redemption fee will be assessed against gross investment proceeds withdrawn within 14 days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a "first-in, first-out" method to determine the 14-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

     Some retirement plan accounts may be exempt from the redemption fee because the retirement plan's trade and recordkeeping system cannot track and/or process a redemption fee. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Fund's advisor, due to changes in an investor's circumstances, such as death, or a change in the investor's asset allocation. No exceptions will be granted to persons believed by the Fund to be "market-timers."

     While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders.
Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund Shares.

     The Fund's Statement of Additional Information provides a list of those retirement plans and wrap fee programs that are exempt from the redemption fee. There may be additional exemptions or applications of the redemption fee in the future caused by changes in the law and/or technology.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value ("NAV") per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.


     The Fund's assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor. Good faith pricing also is permitted if, in the advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations (such as may occur in the high yield bond market), a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders. In the event that a security is priced at fair value, there is no assurance that the Fund will be able to realize fair value upon the sale of that security.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and any net realized capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of income.

     Taxes. Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described in the table below. Dividends normally will be distributed by the Fund on an annual basis.

     The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

     Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

     You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts.

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

     The following discussion reflects the recent enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "2003 Tax Act").

Type of Transaction                                          Tax Status

Qualified dividend income                                    Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions                    Ordinary income rate

Net long-term capital gain distributions                     Generally maximum 15% on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                                Gains taxed at generally maximum 15%
more than one year                                           on non-corporate taxpayers*

Sales of shares
(including redemptions) owned                                Gains are taxed at the same rate as ordinary income;
for one year or less                                         losses are subject to special rules

                                                             *For gains realized between May 6, 2003 and December 31, 2008.

     Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund's investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

     If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

     If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

     Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

                             MANAGEMENT OF THE FUND


     Leader Capital Corporation, 121 SW Morrison St., Suite 425, Portland, OR 97204, serves as investment advisor to the Fund. John E. Lekas is the President of the advisor, which he founded in 1997. The advisor provides investment advice to a select group of private wealth clients. For its advisory services, the advisor is paid a fee at the annual rate of 1.10% of the Fund's average daily net assets if the Fund has less than $200 million in assets under management. If the Fund has between $200 million and $500 million in assets under management, the advisor is paid a fee at the annual rate of 1.00% of the Fund's average daily net assets. If the Fund has more than $500 million in assets under management, the advisor is paid a fee at the annual rate of 0.90% of the Fund's average daily net assets. The advisor contractually has agreed to waive its fee and reimburse the Fund's expenses so that its total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, do not exceed 1.40% of the average daily net assets of the Fund, through April 30, 2007. This is the first mutual fund managed by the advisor.


     The advisor (not the Fund) may pay certain financial institutions (which may include banks, credit unions, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

     John E. Lekas serves as the portfolio manager primarily responsible for the investment decisions of the Fund. He has 18 years experience as an investment professional. Prior to founding the advisor in 1997, Mr. Lekas served as a portfolio manager at Smith Barney where he focused on discretionary management of bond portfolios worth over $200 million. He received a bachelor's degree in Finance from the University of Oregon.

     The Fund's Statement of Additional Information provides the following additional information about the Fund's portfolio manager: (i) compensation structure, (ii) a description of other accounts managed by the portfolio manager, and (iii) the portfolio manager's ownership of shares of the Fund.

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

     o Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

     o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated by reference into this prospectus, contains detailed information on Fund policies and operations, including the Fund's policies and procedures relating to the disclosure of its portfolio holdings. Annual and semi-annual reports will contain management's discussion of market conditions and investment strategies that significantly affect the Fund's performance results as of the Fund's future semi-annual or annual periods.


     Call the Fund at 1-800-711-9164 to request free copies of the SAI, to request other information about the Fund and to make shareholder inquiries. Alternatively, the Fund's SAI and annual report and semi-annual reports are available, free of charge, at www.leadercapital.com.


     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.






















Investment Company Act #811-21237

                           LEADER SHORT-TERM BOND FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 6, 2005

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Leader Short-Term Bond Fund dated May 6, 2005. A free copy of the Prospectus can be obtained by writing the transfer agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-800-711-9164.


                                TABLE OF CONTENTS
                                                                            PAGE

DESCRIPTION OF THE TRUST AND FUND.............................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS.........3


INVESTMENT LIMITATIONS........................................................34

CONTINGENT DEFERRED SALES CHARGE..............................................36


INVESTMENT ADVISOR............................................................37


TRUSTEES AND OFFICERS.........................................................39


PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................42


DISCLOSURE OF PORTFOLIO HOLDINGS..............................................42


DISTRIBUTION PLAN.............................................................44


PROXY VOTING POLICY...........................................................44

DETERMINATION OF NET ASSET VALUE..............................................44

SALES CHARGE..................................................................45


REDEMPTION IN-KIND............................................................46

INVESTMENT PERFORMANCE........................................................46


STATUS AND TAXATION OF THE FUND...............................................47


CUSTODIAN.....................................................................49

FUND SERVICES.................................................................49

ACCOUNTANTS...................................................................50

DISTRIBUTOR...................................................................50

FINANCIAL STATEMENTS..........................................................50

DESCRIPTION OF THE TRUST AND FUND



     Leader Short-Term Bond Fund (the "Fund") was organized as a diversified series of Unified Series Trust (the "Trust") on March 14, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on May 6, 2005. The investment advisor to the Fund is Leader Capital Corporation (the "Advisor").


     Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Each share has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this SAI.

     The Fund may authorize one or more brokers to receive on its behalf purchase and redemption orders. Such brokers would be authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Customer orders will be priced at the Fund's net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund's initial annual report will contain additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This  section  contains  additional   information  regarding  some  of  the
investments the Fund may make and some of the techniques it may use.

     A. Asset-Backed Debt Obligations. Asset-backed debt obligations represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk and bankruptcy of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities.

     The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The yield characteristics of asset-backed debt obligations differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on asset-backed debt obligations, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if these debt obligations are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if these debt obligations are purchased at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on debt obligations purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

     While asset-backed securities may be issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing selective credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics that mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates that adjust as a specified benchmark changes) or scheduled amortization of principal.

     Asset-backed securities backed by assets, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Fund.

     B. Auction Rate Securities. Auction Rate Securities ("ARS") are long-term, variable rate bonds tied to short-term interest rates. ARS have a long-term nominal maturity with interest rates reset through a modified Dutch auction, at pre-determined short-term intervals, usually, 7, 28 or 35 days. ARS trade at par and are "callable" (the issuer can require the bondholder to sell the bond back to the issuer) at par on any interest payment date. Common issuers of ARS include municipalities, non-profit hospitals, utilities, housing finance agencies, student loan finance authorities and universities. Credit risk associated with ARS is similar to the default risk associated with other municipal and corporate bond issuers. Bond insurance is usually used to lower the credit risk of ARS. Although very infrequent, and almost always due to a dramatic decline in the credit quality of the issuers, ARS would be subject to liquidity risk if the auction process used to reset the interest rates failed because there were more orders to sell the ARS than bids to purchase the ARS. If an auction process failed, existing holders of ARS would have to continue to hold their ARS until there were a sufficient number of bids to purchase the ARS at the next auction to calculate the interest rate reset.

     C. Cash Management. The Fund may invest directly in cash, ARS and other short-term fixed-income securities. All money market instruments can change in value when interest rates or an issuer's creditworthiness change dramatically.

     D. Commercial Paper. Commercial paper is a debt obligation usually issued by corporations (including foreign corporations) and may be unsecured or secured by letters of credit or a surety bond. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may be deemed a restricted security thereby causing it to be illiquid or reducing its liquidity in certain circumstances.

     Asset-backed commercial paper is a form of commercial paper generally issued by a corporate-sponsored special purpose entity to which the corporation has contributed cash-flowing receivables like credit card receivables, auto and equipment leases, and other receivables. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper at maturity.

     E. Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

     The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

     F. Debt Obligations. The Fund may invest a portion of its assets in debt obligations. Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call such securities during periods of falling interest rates and the Fund may have to replace such securities with lower yielding securities, which could result in a lower return for the Fund.

PRICE VOLATILITY. The market value of debt obligations is affected primarily by changes in prevailing interest rates. The market value of a debt obligation generally reacts inversely to interest-rate changes, which means that, when prevailing interest rates decline, an obligation's price usually rises, and when prevailing interest rates rise, an obligation's price usually declines.

MATURITY. In general, the longer the maturity of a debt obligation, the higher its yield but the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the lesser its sensitivity to changes in the interest rates and the greater the price stability. Commercial paper is generally considered the shortest maturity form of debt obligation.

CREDIT QUALITY. The value of debt obligations may also be affected by changes in the credit rating or financial condition of their issuers and obligors. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings.

     In conducting its credit research and analysis, the Advisor considers both qualitative and quantitative factors to evaluate the creditworthiness of individual issuers. The Advisor also relies, in part, on credit ratings compiled by a number of Nationally Recognized Statistical Rating Organizations ("NRSROs").

     G. Depositary Receipts. The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"), or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and EDRs shall be treated as indirect foreign investments. For example, an ADR or EDR representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

     ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

      H.  Derivative Instruments.


IN GENERAL. The Fund may use derivative instruments for any lawful purpose consistent with its investment objectives such as for hedging, managing risk, or obtaining market exposure. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities (commonly referred to as "underlying assets") or indices.

     A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts and swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter ("OTC") options (including options on forward and cap, floor, and collar swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.


     An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative usually will receive fees or premiums, but generally is exposed to losses due to adverse changes in the value of the underlying asset or index.

     A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in market value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

HEDGING. The Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or anticipated to be held in, its portfolio. Derivatives may also be used to "lock-in" realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

MANAGING RISK/MARKET EXPOSURE. The Fund may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying, selling, holding certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, or foreign securities, and to floating-rate debt securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than "traditional" securities (i.e., stocks or bonds) would.

EXCHANGE-TRADED   AND   OTC   DERIVATIVES.   Derivative   instruments   may   be
exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. On the other hand, OTC derivative transactions are not traded on established exchanges and are not guaranteed by the creditworthiness of any exchange. Consequently, OTC derivative transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument. OTC derivative transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

RISKS. The use of derivative instruments involves risks as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.


(1) MARKET RISK. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of the Advisor to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Advisor's decision to engage in a derivative transaction will reflect its judgment that the derivative transaction will provide value to the Fund and its shareholders, and is consistent with the Fund's objectives, investment limitations, and operating policies. In making such a judgment, the Advisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund's entire portfolio and investment objectives.


(2) CREDIT RISK. The Fund will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, (which is the issuer or counterparty to each exchange-traded instrument), provides a guarantee of performance for exchange-traded derivatives. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses. The Fund will enter into transactions in derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract. In certain circumstances, the Advisor will obtain collateral for the Fund from the counterparty to minimize this credit risk.

(3) CORRELATION RISK. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the instruments and the position hedged. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and the associated hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these derivative instruments are traded. The effectiveness of hedges using derivative instruments based on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.


(4) LIQUIDITY RISK. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, terminated early, or replaced quickly at or very close to its market value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements or by the derivative instrument to maintain assets as "cover," maintain segregated accounts, designate assets on its books and records, post collateral and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets, accounts, or collateral or make such payments until the position expired, matured, or was closed out. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends, in part, on the existence of a liquid secondary market for such derivative instruments or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.


(5) LEGAL RISK. Legal risk is the risk of loss caused by the legal unenforceability of a party's obligations under the derivative instrument. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative instruments.

(6) SYSTEMIC OR "INTERCONNECTION" RISK. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, which creates a large interdependent web of financial obligations. This interdependence raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

GENERAL LIMITATIONS. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC"), and various state regulatory authorities. In addition, the Fund's ability to use derivative instruments may be limited by certain tax considerations.

     The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"), and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

LEVERAGED  DERIVATIVE  TRANSACTIONS.  The SEC  has  identified  certain  trading practices involving derivative instruments that have the potential for leveraging the Fund's assets in a manner that raises senior security issues as defined under the 1940 Act. In order to avoid creating a senior security and to limit the potential problems for leveraging of the Fund's assets when the Fund invests in derivatives, the SEC has stated that the Fund may use coverage or designation of the Fund's liquid assets. To the extent required by SEC guidelines, the Fund will not enter into any such leveraging derivative transactions unless it owns either: (1) an offsetting ("covered") position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the counterparty to the extent that the position is not "covered." Assets designated on the Fund's records cannot be sold while the related derivative position is open unless they are replaced with similar assets and such designated assets may be deemed illiquid. As a result, the designation of a large portion of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


     In some cases, the Fund may be required to maintain or limit exposure of a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to designate liquid assets on its books and records to secure its obligations under such derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets designated on the Fund's books and records (unless another interpretation is specified by applicable regulatory requirements).


OPTIONS. The Fund may use options for any lawful purpose consistent with its investment objective such as hedging or managing risk. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to adverse changes in the value of the underlying asset. The Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

     The Fund may hold (buy) and write (sell) put and call options on underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.


     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

     The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction ("counterparty") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

     The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

SPREAD OPTION TRANSACTIONS. The Fund may use spread transactions for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

FUTURES CONTRACTS. The Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may enter into futures contracts, including, but not limited to, interest rate futures and index futures. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also purchase and sell interest rate futures contracts on a short-term trading basis as a means of managing the duration of and interest rate exposure of the Fund. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than purchasing the futures contract.

     To the extent required by regulatory authorities, the Fund only enters into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

     An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to designate liquid assets on its books and records.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.


     Single-stock futures are futures traded on individual stocks. When buying or selling single-stock futures, the Fund is obligated to fulfill the terms of the contract upon expiration, unless it offsets the position before then. Single-stock futures carry higher margin requirements than regular futures contracts. Trading single-stock futures also involves the risk of losing more than the Fund's initial investment.


FOREIGN CURRENCY DERIVATIVES. The Fund may purchase and sell foreign currency on a spot basis, and may use currency-related derivative instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (i.e., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). The Fund may use these instruments for hedging or any other lawful purpose consistent with the Fund's investment objective, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging. The Fund's use of currency-related derivative instruments will be directly related to the Fund's current or anticipated portfolio securities, and the Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its investment portfolio. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.


     For example, the Fund might use currency-related derivative instruments to "lock in" a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. The Fund also might use currency-related  derivative  instruments  when the  Advisor  believes  that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by the Fund. Furthermore, currency-related derivative instruments may be used for short hedges - for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

     In addition, the Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where the Advisor believes that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold. For example, if the Fund owns securities denominated in a foreign currency and the Advisor believes that currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that the Advisor believes would better protect the Fund against the decline in the first security than would a U.S. dollar exposure. Hedging transactions that use two foreign currencies are sometimes referred to as "cross hedges." The effective use of currency-related derivative instruments by the Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

     The Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which the Advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The use of currency-related derivative instruments by the Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

     Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     When the Fund engages in a transaction in a currency-related derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, the Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. The Fund will enter into transactions in currency-related derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.

     Purchasers and sellers of currency-related derivative instruments may enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract (or any other currency-related derivative instrument) at a time and price favorable to the Fund. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In the case of an exchange-traded instrument, the Fund will be able to close the position out only on an exchange that provides a market for the instruments. The ability to establish and close out positions on an exchange is subject to the maintenance of a liquid market, and there can be no assurance that a liquid market will exist for any instrument at any specific time. In the case of a privately negotiated instrument, the Fund will be able to realize the value of the instrument only by entering into a closing transaction with the issuer or finding a third party buyer for the instrument. While the Fund will enter into privately negotiated transactions only with entities that are expected to be capable of entering into a closing transaction, there can be no assurance that the Fund will in fact be able to enter into such closing transactions.

     The precise matching of currency-related derivative instrument amounts and the value of the portfolio securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the currency-related derivative instrument position has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase or sell OTC options on foreign currency only when the Advisor reasonably believes a liquid secondary market will exist for a particular option at any specific time.

     There will be a cost to the Fund of engaging in transactions in currency-related derivative instruments that will vary with factors such as the contract or currency involved, the length of the contract period, and the market conditions then prevailing. The Fund may have to pay a fee or commission for using these instruments or, in cases where the instruments are entered into on a principal basis, foreign exchange dealers or other counterparties will realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, for example, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     When required by the SEC guidelines, the Fund will designate liquid assets on its books and records to cover potential obligations under currency-related derivative instruments. To the extent the Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of the Fund's assets is so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     The Advisor's decision to engage in a transaction in a particular currency-related derivative instrument will reflect the Advisor's judgment that the transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives and policies. In making such a judgment, the Advisor will analyze the benefits and risks of the transaction and weigh them in the context of the Fund's entire portfolio and objectives. The effectiveness of any transaction in a currency-related derivative instrument is dependent on a variety of factors, including the Advisor's skill in analyzing and predicting currency values and upon a correlation between price movements of the currency instrument and the underlying security. There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's use of currency-related derivative instruments is always subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.

     The Fund's dealing in currency-related derivative instruments will generally be limited to the transactions described above. However, the Fund reserves the right to use currency-related derivative instruments for different purposes and under different circumstances. Of course, the Fund is not required to use currency-related derivative instruments and will not do so unless deemed appropriate by the Advisor. It also should be realized that use of these instruments does not eliminate, or protect against, price movements in the Fund's securities that are attributable to other (i.e., non-currency related) causes. Moreover, while the use of currency-related derivative instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain that may result from an increase in the value of that currency.

"SWAP" DERIVATIVE TRANSACTIONS. The Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and (iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or "collar" amounts.

     The "notional amount" of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, the Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative notional values of the positions held by each party to the agreement ("net amount") and not the notional amount differences themselves. The Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund's books and records.

     Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 ("IRC") may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated.


CREDIT DERIVATIVES. Credit derivatives are a form of derivative that are divided into two basic types, credit default swaps and total return swaps, and are usually governed by the standard ISDA Master Agreement terms and conditions. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer or basket of securities. A total return swap involves a total return receiver and a total return payor. The Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e, credit risk) in return for a periodic payment from the total return receiver based on a designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates. Another type of credit derivative is the credit-linked notes and other forms of debt obligations with an embedded credit default swap component. In this type of credit derivative, payments of principal and interest are linked to the performance of one or more reference debt securities or assets. In all of these credit derivative transactions, the same general risks of derivative transactions are present, but they offer greater risks of imperfect correlation between the performance and price of the underlying reference security or asset, and the general performance of the designated interest rate or index which is the basis for the periodic payment. If the Fund writes a credit default swap, it receives a premium up front but the Fund's exposure under the credit default swap is a form of leverage and will be subject to the restrictions on leveraged derivatives discussed above.

ADDITIONAL DERIVATIVE INSTRUMENTS AND STRATEGIES. In addition to the derivative instruments and strategies described above and in the prospectus, the Advisor expects to use additional derivative instruments and to employ other hedging or risk management techniques using derivatives. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations, operating policies, and applicable regulatory authorities.

     I. Duration. Duration was developed as a more precise alternative to the concept of "maturity" for a debt security or portfolio of debt securities.
Traditionally, a debt security's maturity has been used as a proxy for the sensitivity of the debt security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, maturity measures only the time until a debt security provides its final payment, taking no account of the expected timing of the security's principal and interest payments prior to maturity. In contrast, duration incorporates a bond's yield, coupon interest payments, final maturity, and call features into one measure. Duration management is one of the fundamental tools used by the Advisor.

     Duration is a measure of the expected life of a debt obligation on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, the time the principal payments are expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt obligation with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

     Futures, options, and options on futures have durations that, in general, are closely related to the duration of the debt securities that underlie them. Holding long futures or call option positions will lengthen the duration of the Fund's portfolio by approximately the same amount of time that holding an equivalent amount of the underlying debt securities would.

     Short futures or put option positions have durations roughly equal to the negative duration of the debt securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount of time that selling an equivalent amount of the underlying debt securities would.

     There are some situations where even the standard duration calculation does not completely reflect the interest rate exposure or projected cash flows of a debt security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure and duration correspond to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. Finally, the duration of a debt obligation may vary over time in response to changes in interest rates and other market factors.

     J. Exchange-Traded Funds. Exchange-Traded Funds ("ETF") represent shares of ownership in mutual funds, or unit investment trusts ("UIT"), that hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indices. An index-based ETF seeks to track the performance of a particular index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Unlike typical open-end mutual funds or UITs, ETFs do not sell or redeem their individual shares at net asset value ("NAV"). Instead, ETFs sell and redeem their shares at NAV only in large blocks (such as 50,000 shares). In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. ETFs therefore possess characteristics of traditional open-end mutual funds and UITs, which issue redeemable shares, and of closed-end mutual funds, which generally issue shares that trade at negotiated prices on national securities exchanges and are not redeemable.

     K. Foreign Investment Companies. The Fund may invest, to a limited extent, in foreign investment companies. Some of the countries in which the Fund invests may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country that permits direct foreign investment. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, the Fund may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. The Fund does not intend to invest in such investment companies unless, in the judgment of the Advisor, the potential benefits of such investments justify the payment of any associated fees and expenses.


     L. Foreign Risks. Foreign securities are securities issued by a foreign government or securities issued by a company incorporated in a foreign country. Investing in foreign securities involves certain risks not present in investing in U.S. securities, and many of these risks are discussed below. For example, many of the foreign securities held by the Fund will not be registered with the SEC, nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, the Fund has the risk of obtaining less publicly available information concerning these foreign issuers and foreign securities than is available concerning U.S. issuers. In addition, the Fund has the risk that disclosure, reporting and regulatory standards for foreign issuers may be less stringent in certain foreign countries (especially emerging market countries) than in the U.S. and other major markets. There also may be a lower level of effective government regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations in these emerging markets may be extremely limited. Foreign companies, and in particular, companies in smaller and emerging capital markets, are not generally subject to the same uniform accounting, auditing and financial reporting standards as in the U.S. and other developed countries. The Fund also has the risk that its net investment income and capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.


     Foreign securities may be subject to the instability of foreign governments and/or their relationship with the U.S. government (including concerns over nationalization of U.S. assets); unilateral actions of the foreign government about payment of its own debt or restricting payments of foreign company debt; and unilateral actions of the U.S. government with respect to treaties, trade, capital flows, immigration, and taxation with that foreign country or affecting that foreign company.

     The Fund's costs attributable to investing in foreign securities may be higher than those attributable to domestic investments-- and this is particularly true with respect to investments in emerging capital markets. For example, the Fund's cost of maintaining custody of its foreign securities usually exceeds its custodial costs for domestic securities; and the Fund's transaction and settlement costs of for foreign securities usually are higher than those attributable to domestic investing. The Fund's costs associated with the exchange of and hedging foreign currencies also make investing in foreign securities more expensive than domestic investments. The Fund's investment income on certain foreign securities may be subject to foreign withholding or other foreign taxes that could reduce the Fund's total return on its investments in foreign securities. Tax treaties between the U.S. and certain foreign countries, however, may reduce or eliminate the amount of foreign tax to which the Fund would be subject.

     Foreign markets also have different clearance and settlement procedures. In certain foreign markets, there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult for the Fund to conduct or timely settle such transactions. Delays in foreign settlement could result in unexpected, temporary periods when the Fund's assets are uninvested and are earning no investment return. The Fund's inability to make and timely settle foreign security purchases due to settlement problems could cause the Fund to miss foreign investment opportunities. On the sell-side, the Fund's inability to dispose of a foreign security due to settlement problems could result either in unexpected losses to the Fund (due to subsequent declines in the value of such foreign security) or, if the Fund is unable to deliver the foreign security to the purchaser, could result in the Fund's possible liability to the purchaser.

     In addition, the Fund's investment in any security payable in a foreign currency is subject to the risk of changes in the value of the U.S. dollar versus the value of the foreign currency.

     Non-foreign securities may also be directly or indirectly subject to foreign risks because of, for example, the issuer's affiliation with a foreign company or the multinational nature of the issuer's operations. The type and aggregate level of foreign risk can vary significantly between individual securities held by the Fund. A summary of certain common types of debt-obligations affected by foreign risks is presented below:

NON-DOLLAR BONDS (INTERNATIONAL BONDS). Foreign governments, U.S. and international agencies, and corporations may issue debt instruments with interest and/or principal payable in currencies other than the U.S. dollar. These types of debt instruments are usually known as "non-dollar bonds." For U.S.-based investors, these non-dollar bonds entail foreign currency risk as described above. While some foreign currencies tend to trade in a moderate range versus the U.S. dollar, other foreign currencies may exhibit dramatic and/or unexpected increases or decreases in value relative to the U.S. dollar. Freely floating foreign currencies have no limit on the degree of appreciation or depreciation they may experience. Even foreign currencies which are managed by foreign governments and central banks to track the value of the U.S. dollar or a "basket" of securities ("managed float" or "peg") can in fact gain or lose value in U.S. dollar terms. Such managed currency arrangements can break down at any time, resulting in significant U.S. dollar valuation swings for those non-dollar bonds paying in these foreign currencies. While the most common issuers of non-dollar bonds are domiciled outside the United States, U.S entities can choose to offer bonds payable in foreign currencies.

YANKEE BONDS. "Yankee" bonds are debt instruments issued and/or registered in the United States by non-U.S. borrowers (also called "Yankee issuers") paying interest and principal in U.S. dollars. Yankee issuers may have significant operations or entire subsidiaries located in the United States, or they may have U.S. funding arms, but no U.S. business operations. U.S. holders of Yankee bonds are not directly subject to foreign currency risk, but exchange rate movements may have an indirect influence on the market price of Yankee bonds since they impact the financial condition of the Yankee issuer. For example, a Canadian-based company raising capital in the U.S. market by issuing Yankee bonds could face a change in its business results (and therefore its creditworthiness) due to a change in the value of the Canadian dollar versus the U.S. dollar. Yankee bonds may also be subject to foreign, political, legal, accounting, regulatory, and disclosure risks discussed above.

U.S. SUBSIDIARY BONDS. A U.S. subsidiary bond is a debt instrument issued by a U.S. operating company which is owned, directly or indirectly, by a foreign company. Like Yankee bonds, U.S. subsidiary bonds are payable in U.S. dollars, and consequently avoid direct foreign currency risk for U.S. holders. However, as with Yankee bonds, the creditworthiness of the U.S. subsidiary issuing the bonds (and market value of the U.S. subsidiary's bonds) can be influenced by foreign currency movements and the other foreign risk factors noted above to the extent that the foreign parent company's business prospects are affected by such foreign risks.


U.S. MULTI-NATIONAL BONDS. A U.S. multi-national bond is a debt instrument issued in the U.S. by a subsidiary of a multi-national company (which multi-national company is domiciled in the United States). The issuing subsidiary could be domiciled in the U.S. or in a foreign country, and could be either an operating subsidiary or a funding vehicle for the multi-national parent company. A U.S. multi-national bond can be issued in U.S. dollars or other foreign currencies. If issued by the subsidiary company in a foreign currency, a U.S. multi-national bond embodies the same foreign currency risks described above for non-dollar bonds. If issued by the subsidiary in U.S. dollars, there is no direct foreign currency risk for U.S. investors, but indirect foreign currency risks affecting the multi-national operations of the parent company remain. Many U.S. multi-national companies derive a greater share of revenues and earnings from foreign activities than from U.S. operations.
Consequently, financial results and the creditworthiness of these U.S. multi-national companies (and the market value of the debt instruments issued by their subsidiaries) can be affected (to a greater or lesser extent) by the foreign risk factors described above.

U.S. DOLLAR FOREIGN BONDS. U.S. dollar foreign bonds are debt instruments issued by foreign governments, supra-national foreign organizations, foreign subsidiaries of U.S. multinational companies, foreign corporations and offshore registered entities payable in U.S. dollars. Principal and interest on these bonds are payable in U.S. dollars, so there is no direct foreign currency risk for U.S. holders. However, indirect foreign currency risk and the other foreign risk factors may apply to the foreign issuers of these U.S. dollar foreign bonds, and affect the market value of these bonds. (Note: These foreign issuers of U.S. dollar foreign bonds may also have U.S. subsidiaries or a U.S. parent that issue debt instruments themselves. Accordingly, it is not uncommon that one multi-national company may issue bonds both at its subsidiary level and at its parent level--and, depending if the issuer is a U.S. entity or a foreign entity, one bond could be categorized as a "foreign security" while the other bond categorized as a U.S. security).

      M.  Governmental/Municipal Obligations.

IN GENERAL. Municipal obligations are debt obligations issued by or on behalf of states, territories, and possessions of the United States (including the
District of Columbia) and their political subdivisions, agencies, and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board of the Fund determines that an investment in any such type of obligation is consistent with the Fund's investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets, or domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

BONDS AND NOTES. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities, such as vehicles, telecommunications and computer equipment, and other capital assets. The Fund may purchase these lease obligations directly, or it may purchase participation interests in such lease obligations. (See "Participation Interests" below.) States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a "non-appropriation" clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to "non-appropriation" risk. Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

MORTGAGE-BACKED BONDS. The Fund's investments in municipal obligations may include mortgage-backed municipal obligations, which are a type of municipal security issued by a state, authority, or municipality to provide financing for residential housing mortgages to target groups, generally low-income individuals who are first-time home buyers. The Fund's interest, evidenced by such obligations, is an undivided interest in a pool of mortgages. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. While a certain level of prepayments can be expected, regardless of the interest rate environment, it is anticipated that prepayment of the underlying mortgages will accelerate in periods of declining interest rates. In the event that the Fund receives principal prepayments in a declining interest-rate environment, its reinvestment of such funds may be in bonds with a lower yield.

PARTICIPATION INTERESTS. A participation interest gives the Fund an undivided interest in a municipal debt obligation in the proportion that the Fund's participation interest bears to the principal amount of the underlying obligation. These underlying obligations may have fixed, floating, or variable rates of interest. The Fund will only purchase participation interests if accompanied by an opinion of counsel that the interest earned on the underlying municipal obligations will be federal tax-exempt. If the Fund purchases unrated participation interests, the Board or its delegate must have determined that the credit risk is equivalent to the rated obligations in which the Fund may invest. Participation interests may be backed by a letter of credit or repurchase obligation of the selling institution. When determining whether such a participation interest meets the Fund's credit quality requirements, the Fund may look to the credit quality of any financial guarantor providing a letter of credit or guaranty.

PASS-THROUGH CERTIFICATES. The Fund may also invest in pass-through certificates or securities issued by partnerships and grantor trusts. These securities allow the Fund to receive principal and interest payments on underlying obligations and such securities may have fixed, floating, or variable rates of interest. The pass-through certificates may be backed by a letter of credit, guarantee or liquidity provider and, if the pass-through certificate is intended to be a tax-exempt security, it is generally accompanied by an opinion of counsel that the interest on the pass-through certificates will be exempt from federal income tax. The Fund may only invest in these securities if they meet the Fund's credit-quality and eligibility requirements.

      N.  High-Yield (High-Risk) Securities.

IN GENERAL. Non-investment grade debt obligations ("lower-quality securities") include (1) debt obligations rated between BB and C by Moody's Investors ("Moody's"), Standard & Poor's Ratings Group ("S&P"), and comparable ratings of other NRSROs; (2) commercial paper rated as low as C by S&P, Not Prime by
Moody's, and comparable ratings of other NRSROs; and (3) unrated debt obligations of comparable credit-quality as determined by the Advisor. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy of the obligor. They are regarded as predominantly speculative and present a significant risk for loss of principal and interest. The special risk considerations in connection with investments in these securities are discussed below.

EFFECT OF INTEREST RATES. The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

     All fixed interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities (which react primarily to fluctuations in the general level of interest rates). Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities may be unsecured and may be subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

DECREASED FUND LIQUIDITY. As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market and accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount to its existing market value to meet redemptions. Any such redemption would force the Fund to sell the more liquid portion of its portfolio.

PREPAYMENT RISK. Lower-quality and comparable unrated securities typically bear higher rates of interest than higher- and medium- quality securities, and generally contain redemption, call, or prepayment provisions that permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.

CREDIT RATINGS. Credit ratings issued by NRSROs are designed to evaluate the ability of obligors to make principal and interest payments on rated securities. They do not, however, evaluate the overall risk of owning lower-quality securities and, therefore, may not fully reflect the true risks of this type of investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated obligations will be more dependent on the Advisor's credit analysis than would be the case with investments in investment-grade debt obligations. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history, its industry, and the current trend of earnings. The Advisor periodically monitors the investments in the Fund's portfolio and carefully evaluates whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.


LIQUIDITY AND VALUATION. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities or they may be illiquid. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist in these lower-quality (and comparable unrated) securities, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund's net asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing these securities held in the Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly which can lead to lower reliability of broker price quotations. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

LEGISLATION. Legislation may be adopted, from time to time, designed to limit the use of certain lower-quality and comparable unrated securities as permissible investments. It is anticipated that if additional legislation is enacted or proposed, it could have a material effect on the value of these securities and the existence of a secondary trading market for the securities.

     O. Inflation-Indexed Securities. The Fund may invest in inflation-indexed securities, which have a final value and interest payment stream linked to the inflation rate. The index for measuring the inflation rate for these securities is typically the non-seasonally adjusted Consumer Price Index published monthly by the U.S. Department of Labor, Bureau of Labor Statistics. By offering interest and principal payments linked to inflation, these securities attempt to protect the future purchasing power of the money invested in them. However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest adjusted for inflation) change over time as a result of many factors, such as expected domestic economic output. When real interest rates do change, inflation-indexed securities prices may be more sensitive to these changes than conventional bonds. Should market expectations for real interest rates rise, the price of inflation-indexed securities may fall. In addition, inflation-indexed securities may not be as widely traded as fixed-principal securities. This lesser liquidity may result in the Fund experiencing higher transaction costs when purchasing and selling these securities.


     P. Maturity. The Fund's average effective portfolio maturity represents an average based on the actual stated maturity dates of the debt securities in the Fund's portfolio, except that (1) variable-rate securities are deemed to mature at the next interest-rate adjustment date, unless subject to a demand feature,
(2) variable-rate securities subject to a demand feature are deemed to mature on the longer of the next interest-rate adjustment date or the date on which principal can be recovered through demand, (3) floating-rate securities subject to a demand feature are deemed to mature on the date on which the principal can be recovered through demand, (4) the maturity of mortgage-backed and certain other asset-backed securities is determined on an "expected life" basis by the Advisor, and (5) securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of futures contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. In addition, a security that is subject to redemption at the option of the issuer on a particular date ("call date"), which is prior to the security's stated maturity, may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average effective portfolio maturity when the Advisor reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The average effective portfolio maturity of the Fund is dollar-weighted based upon the market value of the Fund's securities at the time of the calculation.

     The Fund may utilize puts which are provided on a "best efforts" or similar basis (a "soft put") to shorten the maturity of securities when the Advisor reasonably believes, based upon information available to it at the time the security is acquired, that the issuer of the soft put has or will have both the willingness and the resources or creditworthiness to repurchase the securities at the time the Fund exercises the put. Failure of an issuer to honor a soft put may, depending on the specific put, have a variety of possible consequences, including (a) an automatic extension of the soft put to a later date, (b) the elimination of the soft put, in which case the effective maturity of the security may be its final maturity date, or (c) a default of the security, typically after the passage of a cure period. Should either the exercise date of the soft put automatically extend or the soft put right be eliminated as a result of the failure to honor a soft put, the affected security may include a provision that adjusts the interest rate on the security to an amount intended to result in the security being priced at par at an interest rate equal to comparable securities. However, not all securities have rate reset provisions or, if they have such provisions, the reset rate may be capped at a rate that would prevent the security from being priced at par. Furthermore, it is possible that the interest rate may reset to a level that increases the interest expense to the issuer by an amount that negatively affects the credit quality of the security.


     Q. Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, such as the Government National Mortgage Association and the Federal National Mortgage Association, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.


     The rate of principal payment on mortgage-backed securities generally depends on the rate of principal payments received on the underlying assets that in turn, may be affected by a variety of economic and other factors. As a result, the yield on any mortgage-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The yield characteristics of mortgage-backed securities differ from those of traditional debt securities. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.

     Mortgage-backed securities may be issued with either a single class of security or multiple classes, which are commonly referred to as a CMO. Multiple class mortgage-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (mortgage-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics that mimic the characteristics of non-mortgage-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

     The Fund may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (IO) and principal-only (PO) securities. IO and PO mortgage-backed securities may be illiquid. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.

     Mortgage-backed securities backed by assets, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Fund may invest in such securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Fund.


     R. Repurchase Agreements. The Fund may enter into repurchase agreements with qualified, creditworthy banks or non-bank dealers ("Seller") as determined by the Advisor. In a repurchase agreement, the Fund buys from the Seller investment-grade securities at one price and the Seller agrees to repurchase these securities at a later date (usually within one to seven days) for a price equal to the original price paid by the Fund plus an agreed interest payment
("Repurchase Price"). The Seller's obligation to repurchase the securities is secured by cash, the securities purchased, and/or certain U.S. Government securities or U.S. agency guaranteed securities ("Collateral"). The Collateral is held by the Fund's custodian or a qualified subcustodian under the 1940 Act that is a financial intermediary ("Custodian"). The Advisor or Custodian will monitor, on an ongoing basis, the current market value of the Collateral to ensure it always equals or exceeds the Repurchase Price. Each repurchase agreement must at all times be "fully collateralized" by the Collateral as required by the 1940 Act. Repurchase agreements involve risks that the Seller cannot pay the Repurchase Price (e.g., in the event of a default or insolvency of the Seller) and risks that the net liquidation value of the Collateral is less than the amount needed to repay the Repurchase Price.


     In addition, the Fund may invest in foreign repurchase agreements. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. In the event of default by the counterparty, the Fund may suffer a loss if the value of the security purchased, i.e., the collateral, in U.S. dollars, is less than the agreed upon repurchase price, or if the Fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve greater credit risk than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. Repurchase agreements with foreign counterparties may have more risk than with U.S. counterparties, since less financial information may be available about the foreign counterparties and they may be less creditworthy.


     S. Rule 144A Securities. The Fund may invest in Rule 144A securities that the Advisor determines to be liquid. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of the Fund's illiquid securities policy, which prohibits the Fund from investing in illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Trust. In determining the liquidity of such securities, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     T. Short-Hold Trading Strategy. The Fund may have the opportunity to participate in the primary market for new issues offered by issuers and/or underwriters at prices the Fund's manager(s) deem(s) favorable, based on factors such as the supply of bonds in the marketplace and economic conditions. In these situations, the Fund may decide to purchase these new security issues at the negotiated opening price, and shortly thereafter offer to sell all or a part of the Fund's purchased allocation to third-party interested purchasers at a higher price, depending on market conditions. These short-term trades are only done when the Fund's Advisor believes it is in the best interests of the Fund (e.g., realization of capital appreciation). Because the Fund is "at risk" for the purchased amount of these new issues, it is possible for the Fund to experience losses on these trades.


     U. Sovereign Debt. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

     A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including among others, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country's international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt.

     To the extent that a country has a current account deficit (generally when its exports of merchandise and services are less than its country's imports of merchandise and services plus net transfers (e.g., gifts of currency and goods) to foreigners), it may need to depend on loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and inflows of foreign investment. The access of a country to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of a government to make payments on its obligations. In addition, the cost of servicing debt obligations can be adversely affected by a change in international interest rates, since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

     With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

     Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (discussed below), and obtaining new credit to finance interest payments. Holders of sovereign debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to sovereign debtors, and the interests of holders of sovereign debt could be adversely affected in the course of restructuring arrangements or by certain other factors referred to below. Furthermore, some of the participants in the secondary market for sovereign debt may also be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants, such as the Fund. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt. There is no bankruptcy proceeding by which sovereign debt on which a sovereign has defaulted may be collected in whole or in part.

     Foreign investment in certain sovereign debt is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in such sovereign debt and increase the costs and expenses of the Fund. Certain countries in which the Fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries, or impose additional taxes on foreign investors. Certain issuers may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

     The sovereign debt in which the Fund may invest includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Monetary Fund ("IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

     There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change. Investors should recognize that Brady Bonds do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time, and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the Fund will purchase Brady Bonds, if any, in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.

     Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with maturities equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank, and the debtor nations' reserves. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. Brady Bonds are often viewed as having several valuation components: (1) the collateralized repayment of principal, if any, at final maturity, (2) the collateralized interest payments, if any, (3) the uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds have speculative characteristics. The Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

     V. U.S Government Securities.

     U.S. Government securities are issued by the U.S. Government or its agencies or instrumentalities, including:

o U.S. Treasury obligations, such as Treasury bills, notes, and bonds;
o The Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
o The Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
o The Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and
o The Student Loan Marketing Association, the Inter-American Development Bank, and International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.

     Although the U.S. Government provides various types of financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so and not all U.S. Government securities are guaranteed or backed by the full faith and credit of the U.S. Government. The U.S. Government and its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the market value of such securities will fluctuate.

     W. Variable- or Floating-Rate Securities. The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, LIBOR (London Inter Bank Offer Rate), the 90-day U.S. Treasury bill rate, the rate of return on bank certificates of deposit, or some other objective measure.

     Variable- or floating-rate securities frequently include a put or demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days' notice; in other cases, the put or demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics. When considering the maturity of any instrument that may be sold or put to the issuer or a third party prior to its stated maturity, the Fund may consider that instrument's maturity to be shorter than its stated maturity.

     Variable-rate demand notes include master demand notes, which are obligations that permit the Fund to invest fluctuating amounts, that may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate or LIBOR, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded and may be illiquid. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Fund may invest in them only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Advisor, on behalf of the Fund, will consider on a periodic basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio and any providers of credit enhancements.

     In determining the Fund's average effective portfolio maturity, the Fund will consider a floating- or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature, (2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand, and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand. Variable- and floating-rate securities generally are subject to less principal fluctuation than securities without these attributes.

     X. When-Issued and Delayed-Delivery Securities. The Fund may purchase securities on a when-issued or delayed-delivery basis and such transactions represent a type of forward commitment by the Fund. The price of debt obligations so purchased, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest on the underlying debt obligations accrues to the Fund. These types of forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. While when-issued and delayed-delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase these types of securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value will be adversely affected by these types of securities purchases.

     To the extent required by the SEC, the Fund will maintain cash and liquid assets equal in value to the aggregate outstanding forward commitments for when-issued and delayed-delivery securities marked to market daily. Such designated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities designated on its books and records, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

     Another type of forward commitment is for certain future pass-through, residential mortgage-backed pools which forward commitments are traded in the "to-be-announced" market (TBAs). TBAs are the Fund's commitment to purchase one or more standardized, residential mortgage pools which will be placed in a pass-through mortgage-backed security issued by Fannie Mae, Freddie Mac, or Ginnie Mae in the future. The residential mortgages in these pools all have common underwriting characteristics: they are residential mortgages with 15 to 30 year maturities, generally at a fixed rate, with monthly payments and no prepayment penalties, and must be under a certain prescribed dollar limit. TBA settlement terms are commonly 90 days, but may extend to 180 days. TBAs are sold by mortgage originators during the process of originating residential mortgages and are a primary source of the funds needed by these mortgage loan originators. Certain key terms are specified at the time the TBA is purchased (mortgage type, mortgage issuer, required rate, dollar amount to be purchased, price and settlement date), but the exact identity and number of the mortgage pools to be covered by the TBA is only determined 48 hours before the settlement date. The Fund may hold and trade TBAs, and TBAs are included in the Fund's NAV. TBAs are actively traded and the TBA market is very liquid. The price of most TBAs are ascertainable by market quotations. However, TBAs are still subject to the same risks as other forward commitments, and subject to the same leverage requirements as other forward commitments.

     Y. Zero-Coupon, Step-Coupon, and Pay-In-Kind. The Fund may invest in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order for the Fund to continue to qualify as a "regulated investment company" or "RIC" under the IRC and avoid a certain excise tax, the Fund may be required to distribute a portion of such discount and income to its shareholders. Consequently, the Fund may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these IRC distribution requirements.

INVESTMENT LIMITATIONS

     A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority of the outstanding shares" of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. Diversification. With respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     B. Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Short Sales. The Fund will not effect short sales of securities except as described in the Prospectus or the Statement of Additional Information.

     5. Options. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus or the Statement of Additional Information.


     6. Illiquid Securities. The Fund will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.


     7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.


CONTINGENT DEFERRED SALES CHARGE


     A contingent deferred sales charge ("CDSC") of 1.00%, based on the lower of the shares' cost or current net asset value, will be imposed on purchases of $500,000 or more or other purchases that benefitted from a sales charge waiver, and with respect to which a dealer concession fee was paid by the Fund if the shares are redeemed within 1 year of purchase.


     No CDSC is imposed on shares subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefore, or (ii) resulted from reinvestment of a distribution on CDSC Shares. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

INVESTMENT ADVISOR


     The Fund's Advisor is Leader Capital Corporation, 121 SW Morrison Street, Suite 425, Portland, OR 97204. John E. Lekas, president of the Advisor, is the controlling shareholder of the Advisor. The Advisor is 100% employee-owned. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.10% of the average daily net assets of the Fund if the Fund has less than $200 million in assets under management. If the Fund has between $200 million and $500 million in assets under management, the fee for management services will be 1.00%. If the Fund has more than $500 million in assets under management, the fee for management services will be 0.90%.

     The Agreement was approved by the Board of Trustees, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the "Independent Trustees" and, each an
"Independent Trustee"), at an in-person meeting on March 14, 2005. In determining whether to approve the Agreement, the Board requested and reviewed materials furnished by the Advisor in advance of the meeting, including the Advisor's current financial statements, an investment questionnaire describing its investment strategy, and Form ADV Part II, which included a description of the Advisor's business and personnel, information about its policies and practices regarding best execution, trade allocation, soft dollars, and insider trading, and a representation from the Advisor that there are no pending material legal proceedings or securities enforcement proceedings regarding the Advisor or its personnel. The Advisor also represented to the Board that it has in place a Code of Ethics reasonably designed to prevent violations of the federal securities laws. In considering the Agreement, the Trustees primarily evaluated: (1) a description of the Advisor's investment strategy and technique;
(2) the Advisor's reputation and experience in providing short-term fixed-income investment advice to private clients since 1997; (3) the Advisor's written agreement to cap the Fund's expenses for its initial two years of operations; and (4) the fact that the Advisor has managed private accounts in a short-term bond composite for over four years using the same investment strategy that it will use to manage the Fund, and the performance of the Advisor's composite has exceeded or matched the performance of certain benchmarks for the past 1 and 3 years and since the inception of the composite (11/2/2000) for the years ended December 31, 2004. As a result of their considerations, the Trustees, including the Independent Trustees voting separately, unanimously determined that the proposed Agreement is in the best interests of the Fund and its shareholders.


About the Portfolio Managers


     John E. Lekas serves as the sole Portfolio Manager for the Fund and, as such, is primarily responsible for making all investment decisions of the Fund ("Portfolio Manager"). As of April 30, 2005, the Portfolio Manager was responsible for the management of the following types of accounts:


           ---------------------- ----------------- ---------------- ---------------------- ---------------------
                                     Number of                        Number of Accounts       Total Assets By
                Account Type        Accounts by      Total Assets     by Type Subject to    Account Type Subject
                                    Account Type    By Account Type    a Performance Fee    to a Performance Fee
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
                Registered              None              N/A                 N/A                   N/A
           Investment Companies
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
             Pooled Investment          None              N/A                 N/A                   N/A
                 Vehicles
           ---------------------- ----------------- ---------------- ---------------------- ---------------------
              Retail Accounts           188           $35 Million             34                 $3 Million
           ---------------------- ----------------- ---------------- ---------------------- ---------------------




     The Portfolio  Manager is compensated for his services by the Advisor.  The
Portfolio Manager's compensation consists of a base salary. Additionally, the Portfolio Manager receives an annual discretionary bonus based on the Advisor's profits. Although the Portfolio Manager's compensation is not tied to the performance of any private client account, the Advisor receives a performance fee with respect to certain private retail accounts. The Advisor charges performance fees on the pre-tax profits of certain private accounts over a twelve-month period compared to the account's high water mark. The high water mark is the opening value of the account, or, if the account has grown in value, the highest account value at the end of any previous twelve-month period. The performance fees may create a potential conflict of interest by providing an incentive for the Advisor to allocate more volatile securities with greater capital appreciation opportunity to the retail accounts with the performance fees rather than to the Fund.

     As of May 6, 2005, the Portfolio Manager's ownership of the Fund was as follows:


-------------------------------------------- -----------------------------------

            Portfolio Manager                   Dollar Range of Fund Shares

-------------------------------------------- -----------------------------------
              John E. Lekas                          $100,001-$500,000
-------------------------------------------- -----------------------------------

     To the extent that the Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

     The Advisor retains the right to use the name "Leader" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Leader" automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Advisor on 90 days written notice.

     The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each
Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

     The  following  table  provides   information   regarding  the  Independent
Trustees.



----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust                and Other  Directorships
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992; Trustee of Ameriprime
Trustee, 1995 to present                              Funds since 1995 and AmeriPrime Advisors Trust since July
                                                      2002; Trustee of CCMI Funds since June 2003; Trustee of Access
                                                      Variable Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder of The Rose, Inc., a registered
                                                      investment advisor, since April 1993; Trustee of AmeriPrime
Chairman, December 2004 to present                    Advisors Trust since November 2002 and AmeriPrime Funds since
Trustee, December 2002 to present                     December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President of International Crankshaft Inc., an automotive
                                                      equipment manufacturing company, since 2004, Vice President
Trustee, December 2002 to present                     and General Manager from 1990 to 2003; Trustee of The Unified
                                                      Funds from 1994 to 2002; Trustee of Firstar Select Funds, a
                                                      REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime
                                                      Advisors Trust since November 2002 and AmeriPrime Funds since
                                                      December 2002; Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------



* The address for each trustee is 431 N. Pennsylvania Street,  Indianapolis,  IN
46204.


** Fund  Complex  refers to  AmeriPrime  Advisors  Trust,  AmeriPrime  Funds and
Unified Series Trust. The Fund Complex currently consists of 27 series.


     The Trust's audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee met four times during the year ended December 31, 2004.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


--------------------------------------------------- ------------------------------------------------------------------
Name, Address*, (Date of Birth), Position with      Principal Occupation During Past 5 Years
Fund Complex,** Term of Position with Trust         and Other Directorships
--------------------------------------------------- ------------------------------------------------------------------
Ronald C. Tritschler (1952)***                      Chief Executive Officer, Director and Legal Counsel of The Webb
                                                    Companies, a national real estate company, since 2001, Executive
Trustee, December 2002 to present                   Vice President and Director from 1990 to 2000; Director of First
                                                    State Financial since 1998; Director, Vice President and Legal
                                                    Counsel of The Traxx Companies, an owner and operator of
                                                    convenience stores, since 1989; Trustee of AmeriPrime Advisors
                                                    Trust since November 2002 and AmeriPrime Funds since December
                                                    2002; Trustee of CCMI Funds since June 2003.

--------------------------------------------------- ------------------------------------------------------------------
Anthony J. Ghoston (1959)                           Executive Vice President of Unified Fund Services, Inc., the
                                                    Trust's administrator, since June 2004, Senior Vice President
President, July 2004 to present                     from April 2003 to June 2004; Senior Vice President and Chief
                                                    Information Officer of Unified Financial Services, Inc., the
                                                    parent company of the Trust's administrator and distributor, from 1997 to November 2004; President of AmeriPrime Funds, CCMI
                                                    Funds and AmeriPrime Advisors Trust since July 2004.
--------------------------------------------------- ------------------------------------------------------------------
Thomas G. Napurano (1941)                           Chief Financial Officer and Executive Vice President of Unified
                                                    Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, October      administrator and distributor, since 1989, Director from 1989 to
2002 to present                                     March 2002; Director of Unified Financial Securities, Inc., the
                                                    Trust's distributor, since December 2004, Chief Financial
                                                    Officer and Executive Vice President since June 1990; Executive
                                                    Vice President, Treasurer, and Chief Financial Officer of
                                                    Unified Fund Services, Inc., the Trust's administrator, since
                                                    1990, Director since 2004; Treasurer and Chief Financial Officer of AmeriPrime Funds and AmeriPrime Advisors Trust since October
                                                    2002; Treasurer and Chief Financial Officer of CCMI Funds since
                                                    June 2003; Treasurer of The Unified Funds from 1994 to 2002 and
                                                    Firstar Select Funds from 1997 to 2000.
--------------------------------------------------- ------------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                     Vice President of Unified Fund Services, Inc., the Trust's
                                                    administrator, since December 2003; Assistant Vice President of
Secretary, September 2004 to present                U.S. Bancorp Fund Services LLC from 2000 to December 2003, Trust
                                                    Officer from 1998 to 2000; Secretary of AmeriPrime Funds, CCMI
                                                    Funds and AmeriPrime Advisors Trust, since September 2004;
                                                    Principal Accounting Officer of Lindbergh Funds from February
                                                    2004 to February 2005.
--------------------------------------------------- ------------------------------------------------------------------
Lynn E. Wood (1946)                                 Chief Compliance Officer of AmeriPrime Advisors Trust,
                                                    AmeriPrime Funds, and CCMI Funds since October 2004; Chief
Chief Compliance Officer, October 2004 to present   Compliance Officer of Unified Financial Securities, Inc., the
                                                    Trust's distributor, since December 2004 and from 1997 to 2000,
                                                    Chairman from 1997 to December 2004, President from 1997 to
                                                    2000; Director of Compliance of Unified Fund Services, Inc., the
                                                    Trust's administrator, from October 2003 to September 2004;
                                                    Chief Compliance Officer of Unified Financial Services, Inc.,
                                                    the parent company of the Trust's administrator and distributor, from 2000 to 2004.
--------------------------------------------------- ------------------------------------------------------------------




* The  address for each of the  trustees  and  officers  is 431 N.  Pennsylvania
Street, Indianapolis, IN 46204.


** Fund  Complex  refers to  AmeriPrime  Advisors  Trust,  AmeriPrime  Funds and
Unified Series Trust. The Fund Complex currently consists of 27 series.


*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

         The following  table  provides  information  regarding  shares of the Fund and other  portfolios of the Fund Complex owned by each Trustee as of December 31, 2004.

-------------------------------------- ----------------------------------- -------------------------------------------------
                                                                            Aggregate Dollar Range of Shares of All Funds
                                                                                       Within the Fund Complex*
               Trustee                    Dollar Range of Fund Shares
-------------------------------------- ----------------------------------- -------------------------------------------------
Gary E. Hippenstiel                                   None                                       None
-------------------------------------- ----------------------------------- -------------------------------------------------
Ronald Tritschler                                     None                                       None
-------------------------------------- ----------------------------------- -------------------------------------------------
Stephen Little                                        None                                       None
-------------------------------------- ----------------------------------- -------------------------------------------------
Daniel Condon                                         None                                       None
-------------------------------------- ----------------------------------- -------------------------------------------------


* Fund Complex refers to AmeriPrime  Advisors Trust,  AmeriPrime  Funds and
Unified Series Trust. The Fund Complex currently consists of 27 series.



     Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the Fund Complex on an individual basis and by the Fund Complex on an aggregate basis, assuming that there are 27 series in the Fund Complex. Trustees' and officers' fees and expenses of the Trust are Fund Complex expenses and each series incurs its pro rata share of expenses based on the number of series in the Fund Complex. As a result, the amount paid by each series will increase or decrease as new series are added or removed from the Fund Complex.

==================================== =================== =================== =================== ======================
                                         Aggregate           Pension or       Estimated Annual    Total Compensation
                                        Compensation         Retirement        Benefits Upon      from Trust and Fund
       Independent Trustees            from Each Fund     Benefits Accrued       Retirement            Complex*
                                                          As Part of Fund
                                                              Expenses
------------------------------------ ------------------- ------------------- ------------------- ----------------------


Gary E. Hippenstiel, Trustee and           $1,333                $0                  $0                 $36,000
Chairman of the Audit Committee
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Stephen A. Little, Chairman of the         $1,333                $0                  $0                 $36,000
Board
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Daniel Condon, Trustee                      $889                 $0                  $0                 $24,000

==================================== =================== =================== =================== ======================
                                         Aggregate           Pension or       Estimated Annual    Total Compensation
   Non-Independent Trustees and         Compensation         Retirement        Benefits Upon      from Trust and Fund
             Officers                  from Each Fund     Benefits Accrued       Retirement            Complex*
                                                          As Part of Fund
                                                              Expenses
------------------------------------ ------------------- ------------------- ------------------- ----------------------


Ronald C. Tritschler, Trustee               $889                 $0                  $0                 $24,000
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Thomas G. Napurano, CFO and                  $0                  $0                  $0                   $0
Treasurer
------------------------------------ ------------------- ------------------- ------------------- ----------------------

Anthony Ghoston, President and CEO           $0                  $0                  $0                   $0
==================================== =================== =================== =================== ======================

Freddie Jacobs, Jr., CPA, Secretary          $0                  $0                  $0                   $0
==================================== =================== =================== =================== ======================

Lynn Wood, Chief Compliance Officer        $4,630                $0                  $0                $125,000
==================================== =================== =================== =================== ======================


* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified
Series Trust. The Fund Complex currently consists of 27 series.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


     The Trust and the Advisor have each adopted a Code of Ethics (the "Code") pursuant to Rule 17j-1 of the 1940 Act, and the Advisor's Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Fund or the Advisor, free of charge, by calling the Fund at 1-800-711-9164. You may also obtain copies of the Code from documents filed with SEC and available on the SEC's web site at www.sec.gov.


DISCLOSURE OF PORTFOLIO HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the schedule of portfolio holdings as filed with the SEC to any shareholder, upon request, free of charge.
This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

     The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, distributor, transfer agent, fund accounting agent, administrator and custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship),
(iii) confidentiality required by fiduciary or regulatory principals (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

     Additionally, the Fund has ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor's,
Thompson Financial and Vickers-Stock ("Rating Agencies") in order for those organizations to assign a rating or ranking to the Fund. In these instances, portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund's top portfolio holdings available on their websites and may make the Fund's complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Advisor nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also will post its complete portfolio holdings on its website approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied to Rating Agencies no more frequently then quarterly and on a delayed basis.

     Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the prior authorization of the Chief Compliance
Officer and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of the Fund's shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund's portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

DISTRIBUTION PLAN

     The Fund has  adopted a  Distribution  Plan (the  "Plan")  pursuant to Rule
12b-1 under the 1940 Act. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on March 14, 2005 called for the purpose of, among other things, voting on such Plan. The Trustees expect that the Plan will significantly enhance the Fund's ability to distribute its shares.

     The Fund's Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a
"Recipient") a shareholder servicing fee aggregating to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.

PROXY VOTING POLICY


     The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates proxy voting to the Advisor, subject to the Advisor's proxy voting policy and the supervision of the Board of Trustees. The Trust's policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board's instructions. The Advisor's policy provides that generally the Advisor will vote with management for routine corporate proposals unless such a vote is not in the shareholders' best interests. Non-routine votes are reviewed on a case-by-case basis.

     You may obtain a copy of the Trust's and the Advisor's proxy voting policy by calling 1-800-711-9164 to request a copy from the Chief Compliance Officer of the Trust, or by writing to Unified Fund Services, Inc., the Fund's transfer agent, at 431 N. Pennsylvania Street, Indianapolis, IN 46204, Attn: Unified
Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC's web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th, will be filed by the Fund with the SEC on Form N-PX. The Fund's proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC's web site.


DETERMINATION OF NET ASSET VALUE

     The net asset value of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock  Exchange is open for trading.
The NYSE is closed on Saturdays,  Sundays and the following holidays: New Year's
Day, Martin Luther King, Jr. Day,  President's  Day, Good Friday,  Memorial Day,
Independence Day, Labor Day, Thanksgiving and Christmas.

     Equity securities generally are valued by using market quotations,  but may be valued on the basis of prices furnished by a pricing service when the Advisor
believes  such  prices  accurately   reflect  the  fair  market  value  of  such
securities.  Securities  that are  traded on any stock  exchange  are  generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally  valued by the pricing service at the NASDAQ  Official  Closing Price.
When market quotations are not readily  available,  when the Advisor  determines that the market  quotation or the price provided by the pricing service does not accurately  reflect  the current  market  value or when  restricted  or illiquid securities  are being valued,  such  securities are valued as determined in good faith by the Advisor  subject to  guidelines  approved by the Board of Trustees.
The Board of Trustees  annually  approves the pricing service used by the Fund's fund  accounting  agent.  The fund  accounting  agent maintains a pricing review committee, and the committee may, from time to time, consult with an Independent
Trustee on good faith pricing  issues.  Manually  priced  securities held by the
Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

     Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

SALES CHARGE


     Fund shares are offered at a price equal to their net asset value plus a sales charge which is imposed at the time of purchase. The sales charge applicable to purchases of shares of the Fund is described in the Prospectus.

     Up to 100% of the sales charge may be re-allowed to dealers who achieve certain levels of sales or who have rendered coordinated sales support efforts.
These dealers may be deemed underwriters. Other dealers will receive the following compensation:

                                                   Dealer Concession as a
                                                Percentage of Offering Price
                      Amount Invested               of Shares Purchased

         Less than $100,000                                3.00
         $100,000 but less than $250,000                   2.00
         $250,000 but less than $500,000                   1.00
         $500,000 or more                                  -0-

     Although purchases of $500,000 or more will not be subject to a sales charge, a finder's fee of up to 1.00% may be paid by the Advisor to the dealer involved.


REDEMPTION IN-KIND

     The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return," "average annual total return after taxes on distributions," and "average annual total return after taxes on distributions and redemptions." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:            P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

     The  Fund's   investment   performance  will  vary  depending  upon  market
conditions,  the composition of the Fund's  portfolio and operating  expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment  companies or investment vehicles.  The risks associated with the Fund's investment objective, policies and techniques should also be considered.

     From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

     The  Fund  also  may  advertise  its  after-tax  performance   information.
After-tax   performance   information  is  calculated  on  pre-liquidation   and
post-liquidation  basis,  by finding  the  average  annual  compounded  rates of return, after taxes on distributions and redemptions, over the one, five and ten year periods that would equate the initial amount  invested to the ending value, according to the following two formulae:

1.     Average Annual Total Return (After Taxes on Distributions):

       P(1+T)n = ATVd

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on distributions).
                  n        =        number of years
                  ATVd     =        ending value, after taxes on fund distribution but not after taxes on redemption, at the end of the applicable period of the
                                    hypothetical $1,000 investment made at the beginning of the applicable period.


     The computation assumes that all dividends and distributions are subject to the highest individual marginal federal income tax rates, that all dividends and distributions, less taxes due, are reinvested on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. Because the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.


2.     Average Annual Total Return (After Taxes on Distributions and Redemption):

       P(1+T)n = ATVdr

       Where:     P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return (after taxes on distributions).
                  n        =        number of years
                  ATVdr    =        ending value, after taxes on fund distributions and redemptions, at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions, less all taxes due, are reinvested on the reinvestment dates, that the dividends and distributions are subject to the highest individual marginal federal income and capital gains tax rates, that any capital losses from the redemption are fully deductible, that any sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. Because the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

STATUS AND TAXATION OF THE FUND

     The Fund was organized as a series of a business trust, but intends to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year.

There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

     If the Fund does qualify as a RIC but (in a particular tax year) distributes less than 98% of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

     To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

     o Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock securities, or foreign currencies) (the "Income Requirement");
     o Diversify its investments in securities within certain statutory limits; and
     o Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the "Distribution Requirement").

     The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund's cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

     Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund's income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

     Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

     The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

     If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

     If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.


     The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.


CUSTODIAN

     Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent, administrator, fund accountant and dividend disbursing agent. A Trustee and officers of the Trust are members of management of Unified and/or shareholders of the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250) for these transfer agency services.

     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.050% of the Fund's assets up to $50 million, 0.040% of the Fund's assets from $50 million to $100 million, 0.030% of the Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million).

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Fund equal to an annual rate of 0.100% of the Fund's assets under $50 million, 0.070% of the Fund's assets from $50 million to $100 million, 0.050% of the Fund's assets from $100 million to $150 million, and 0.030% over $150 million (subject to a minimum fee of $2,500 per month).

ACCOUNTANTS


     Cohen McCurdy, Ltd. ("Cohen"), 826 Westpoint Parkway, Suite 1250, Westlake, Ohio 44145, has been selected as independent public accountants for the fiscal year ending April 30, 2006. Cohen performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


DISTRIBUTOR

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee and officers of the Trust are employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of the Distributor), and/or an officer and director of the Distributor, and may be deemed to be affiliates of, the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

     The Fund recently commenced operations and, as a result, has no financial statements.

                            PART C. OTHER INFORMATION

Item 22. Exhibits

(1) (a) Financial Statements included in Part A: None.

     (b) Financial Statements included in Part B: None.

(2) (a) Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 - Filed with Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

               (b)  By-laws  adopted  as  of  October  17,  2002  -  Filed  with
               Registrant's initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

               (c) Instruments Defining Rights of Security Holders - None.

               (d) Investment Advisory Contracts.

     1. Copy of Registrant's Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

     2. Copy of Registrant's Management Agreement with Corbin & Company with regard to Corbin Small-Cap Value Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

     3. Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

     4. Copy of Registrant's Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

     5. Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc. ("Spectrum") with regard to the Marathon Value Portfolio, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

     6. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Equity Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

     7. Copy of Registrant's Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

     8. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated August 15, 2003 and incorporated herein by reference.

     9. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

     10. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

     11. Copy of Registrant's Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

     12. Copy of  Registrant's  Management  Agreement  with Crawford  Investment
     Counsel,   Inc.  approved  December  7,  2003  -  Filed  with  Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

     13. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

     14. Copy of Registrant's Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004
     - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

     15. Copy of Registrant's  Management Agreement with IMS Capital Management,

     Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

     16. Copy of Registrant's Management Agreement with Chinook Capital Management approved September 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

     17. Copy of Registrant's Management Agreement with Marco Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

     18. Copy of Registrant's Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.


     19. Copy of Registrant's Management Agreement with Appalachian Asset Management with regard to the AAM Equity Fund approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.

     20. Copy of Registrant's Management Agreement with Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund approved March 14, 2005 - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.


     21.  Copy  of  Registrant's   Management   Agreement  with  Leader  Capital
     Corporation with regard to the Leader Short-Term Bond Fund approved March 14, 2005 - Filed herewith.

          (e) (1) Underwriting Contracts. Copy of Registrant's Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 - Filed with Registrant's registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

          (2) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (3)  Underwriting  Contracts.  Copy of  Distribution  Agreement  among
          Registrant,   Dreman  Value  Management,  LLC  and  Unified  Financial
          Securities,

          Inc., dated October 17, 2003 - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (4) Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.


          (5)  Underwriting  Contracts.  Copy of  Distribution  Agreement  among
          Registrant,   Leader  Capital   Corporation   and  Unified   Financial
          Securities, Inc., approved March 14, 2005 - Filed herewith.


          (f) Bonus or Profit Sharing Contracts - None.

          (g) Custodian Agreement. Copy of Registrant's Custodian Agreement with Huntington National Bank, dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (h) Other Material Contracts. Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., dated December 18, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.


          (i) Legal Opinion and Consent - Opinion and Consent of Thompson Coburn LLP - Filed herewith.


          (j) Other Opinions - None.

          (k) Omitted Financial Statements - None.

          (l) Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (m) (1) Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund - Filed with Registrant's registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

          (2) Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

          (3) Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value

          Fund and the Dreman Contrarian Small Cap Value Fund - Filed with Registrant's registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

          (4) Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (5) Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.


          (6) Copy of Rule 12b-1 Distribution Plan for Leader Short-Term Bond Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

          (7) Copy of Rule 12b-1  Distribution Plan for Dobson Covered Call Fund
          - Filed with Registrant's registration statement on Form N-1A dated April 21, 2005 and incorporated herein by reference.


          (n) Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (o) Reserved.

          (p) (1) Registrant's  Amended Code of Ethics - Filed with Registrant's
          registration   statement  on  Form  N-1A  dated  April  29,  2005  and
          incorporated herein by reference.

          (2)  Code of  Ethics  for  Senior  Executive  Officers  -  Filed  with
          Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (q) (1) Registrant's Revised Proxy Voting Policy - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (2) ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (3) Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC - Filed with Registrant's registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

          (4) Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. - Filed with Registrant's registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

          (5) Proxy Voting Policy and Procedures adopted by Corbin & Company - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

          (6) Glass Lewis & Co. Proxy Voting Guidelines as adopted by GLOBALT, Inc. with regard to the GLOBALT Growth Fund - Filed with Registrant's registration statement on Form N-1A dated February 25, 2005 and incorporated herein by reference.

          (7) Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. - Filed with Registrant's registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

          (8) Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. - Filed with Registrant's registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

          (9) Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund - Filed with Registrant's registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

          (10) Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds - Filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

          (11) Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund - Filed with Registrant's registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

          (12) Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund - Filed with Registrant's registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.


          (13) Proxy Voting Policy and Procedures adopted by Leader Capital Corporation with regard to the Leader Short-Term Bond Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

          (14) Proxy Voting Policy and Procedures adopted by Dobson Capital Management, Inc. with regard to the Dobson Covered Call Fund - Filed with Registrant's registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant

                  None.

Item 24. Indemnification

     Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

     Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 25. Business and Other Connections of the Investment Advisers

     1. Ariston Capital Management Corp ("Ariston") serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I filed via the NASDR's CRD/IARD system ("IARD").

     2. Corbin & Company ("Corbin") serves as the investment adviser for the Corbin Small-Cap Value Fund, a series of the Trust. Mr. David Corbin serves as President and Ms. Melissa R. Stinson as the Vice President of Portfolio Operations and Research. Further information about Corbin and its officers can be obtained from the Form ADV Part I filed via IARD.

     3. Gamble, Jones, Morphy & Bent ("GJMB") serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV
     Part I filed via IARD.

     4. GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I filed via the IARD.

     5. Spectrum Advisory Services, Inc. ("Spectrum") serves as the investment adviser for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I filed via the IARD.

     6. StoneRidge Investment Partners, LLC ("SIPL") serves as the investment adviser for the StoneRidge Equity Fund and the StoneRidge Small Cap Growth Fund, each a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip
     H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I filed via the IARD.

     7. Becker Capital Management, Inc. ("Becker") serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I filed via the IARD.

     8. Dreman Value Management, LLC ("Dreman") serves as the investment adviser for the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I filed via the IARD.

     9. Crawford Investment Counsel, Inc. ("Crawford") serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John
     H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I filed via the IARD.

     10. IMS Capital Management, Inc.("IMS") serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I filed via the IARD.

     11. Chinook  Capital  Management  serves as the  investment  adviser to the

     Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV Part I filed via the IARD.

     12. Marco Investment Management, LLC serves as the investment adviser to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV Part I filed via the IARD.

     13. Leader Capital Corporation ("Leader") serves as the investment adviser to the Leader Short-Term Bond Fund, a series of the Trust. Mr. John E. Lekas serves as President of Leader. Further information about Leader can be obtained from the Form ADV Part I filed via the IARD.

Item 26. Principal Underwriters

     Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust

          (a) Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, AmeriPrime Advisors Trust, AmeriPrime Funds, Ancora Funds, Eastern Point Advisors Funds, Runkel Funds, Inc., Sparrow Funds, TrendStar Investment Trust, TANAKA Funds, Inc, and Weldon Capital Funds, Inc.

          (b) The directors and officers of Unified Financial are as follows:

                  Name                             Title                             Position with Trust
                  Gregory S. Drose                 President                         None

                  Thomas G. Napurano               Director, CFO and Exec. Vice      CFO and Treasurer
                                                   President

                  Stephen D. Highsmith, Jr.        Director and Senior Vice          None
                                                   President

                  D. Eric McKenzie                 Assistant Vice President          None

                  Karyn E. Cunningham              Controller                        None

                  Lynn E. Wood                     Chief Compliance Officer          Chief Compliance Officer

                       (c)      Not applicable.


Item 27. Location of Accounts and Records

                  Unified Fund Services, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis, IN 46204

                  Will maintain  physical  possession of the accounts,  books, and other documents  required to be maintained by Rule 31a-(b)(1),  31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

                  Huntington National Bank
                  41 South High Street
                  Columbus, Ohio 43215

                  Will  maintain  physical  possession  of  accounts,  books,  and other documents required to be maintained by Rule 31(b)(3).

                  Unified Financial Securities, Inc.
                  431 N. Pennsylvania  Street
                  Indianapolis,  IN  46204

                  Will maintain  physical  possession of the accounts,  books, and other documents  required to be maintained by a principal  underwriter under by Rule 31a-1(d).

                  Ariston Capital Management Corp
                  40 Lake Bellevue Drive, Suite 220
                   Bellevue, Washington 98005

                  Corbin & Company
                  1320 South University Drive, Suite 406
                  Fort Worth, Texas 76107

                  Gamble, Jones, Morphy & Bent
                  301 East Colorado Blvd., Suite 802
                  Pasadena, California 91101

                  GLOBALT, Inc.
                  3060 Peachtree Road, N.W.
                  One Buckhead Plaza, Suite 225
                  Atlanta, Georgia 30305

                  Spectrum Advisory Services,  Inc.
                  1050 Crown Pointe Parkway
                  Atlanta, GA 30338

                  StoneRidge Investment Partners, LLC
                  3421 Saint Davids Road
                   Newtown Square, PA  19073

                  Becker Capital Management, Inc.
                  1211 SW Fifth Avenue, Suite 2185
                  Portland, OR  97204

                  Dreman Value Management, LLC
                  520 East Cooper Avenue
                  Suite 230-4
                  Aspen, CO 81611

                  Crawford Investment Counsel, Inc.
                  100 Galleria Parkway
                  Suite 980
                  Atlanta, GA 30339

                  IMS Capital Management, Inc.
                  8995 S.E. Otty Road
                  Portland, Oregon 97266

                  Chinook Capital Management
                  4380 SW Macadam Ave
                  Suite 250
                  Portland, OR 97239

                  Marco Investment Management, LLC
                  300 Atlanta Financial Center
                  3343 Peachtree Road, NE
                  Atlanta, GA 30326

                  Leader Capital Corporation
                  121 SW Morrison St.
                  Suite 425
                  Portland, OR 97204


                  Appalachian Asset Management, Inc.
                  1018 Kanawha Blvd., East, Suite 301
                  Charleston, WV 25301

                  Dobson Capital Management, Inc.
                  1422 S. Van Ness Street
                  Santa Ana, California 92707


                  Each adviser will maintain  physical  possession  of the accounts,  books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the adviser manages.

Item 28. Management Services

                  None.

Item 29. Undertakings

               Registrant hereby  undertakes,  if requested by the holders of at least  10% of the  Registrant's  outstanding  shares,  to  call a meeting  of  shareholders  for the  purpose  of  voting  upon the
               question   of   removal  of  a   trustee(s)   and  to  assist  in
               communications with other shareholders in accordance with Section
               16(c) of the  Securities  Exchange Act of 1934, as though Section
               16(c) applied.

               Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

               Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

               Insofar  as  indemnifications  for  liability  arising  under the
               Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees,  officers and  controlling  person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the
               Registrant  has been  advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933
               Act and is,  therefor,  unenforceable.  In the event that a claim for  indemnification  against  such  liabilities  (other than the payment  by the  Registrant  of  expenses  incurred  or paid by a director,  officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such  director,  officer or  controlling  person in connection with the securities being registered, the Registrant will, unless in the  opinion of its  counsel  the  matter has been  settled by
               controlling   precedent,   submit  to  a  court  of   appropriate
               jurisdiction the question whether such  indemnification  by it is against  public  policy as  expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on May 10, 2005. UNIFIED SERIES
TRUST

                                                                       /s/  Anthony J. Ghoston
                                                                          Anthony J. Ghoston, President

Attest:

/s/      Thomas G. Napurano
Thomas G. Napurano, Treasurer
 and Chief Financial Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                         Title                        Date

/s/      Freddie Jacobs, Jr. *                     Trustee                        May 10, 2005
 Daniel Condon

/s/      Freddie Jacobs, Jr. *                     Trustee                        May 10, 2005
 Gary E. Hippenstiel

/s/      Freddie Jacobs, Jr. *                     Trustee                        May 10, 2005
 Stephen Little

/s/      Freddie Jacobs, Jr. *                     Trustee                         May 10, 2005
 Ronald Tritschler


*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant's registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

                                INDEX TO EXHIBITS

Exhibit Number             Description

EX.99.d                    Management Agreement with Leader Capital Corporation

EX.99.e                    Distribution Agreement for Leader Capital Corporation

EX.99.i                    Opinion and Consent of Thompson Coburn LLP